Intangible Assets, Net (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Impairment of intangible assets	¥ 4,641,741	¥ 1,425,226
Amortization expense	¥ 2,074,929	¥ 5,047,982
Amortization expense, term	5 years